Guarantor Financial Statements Condensed Consolidating Statement of Cash Flows (Tables)	9 Months Ended
Sep. 30, 2013
Condensed Cash Flow Statement [Table Text Block]

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Cash Flow (Unaudited)
Nine Months Ended September 30, 2012
(in thousands)

	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-Issuer)	(Co-Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash provided (used) by:
Operating cash flow	$—	$(2,533)	$21,488	$2,447	$—	$21,402

Capital expenditures	—	(4,684)	(14,130)	(17,408)	—	(36,222)
Net proceeds from sale of long-term assets	—	—	1,308	2,923	—	4,231
Investing activity with subsidiaries	—	—	(8,709)	—	8,709	—
Other, net	—	14	162	(2,976)	—	(2,800)
Investing cash flow	—	(4,670)	(21,369)	(17,461)	8,709	(34,791)

Repayments of long-term debt and capital lease obligations	—	(12,375)	(119)	(142)	—	(12,636)
Borrowings under the Credit Facility Revolver	—	50,000	—	—	—	50,000
Repayments of the Credit Facility Revolver	—	(30,000)	—	—	—	(30,000)
Payments for debt modification and issuance costs	—	(2,368)	—	—	—	(2,368)
Financing activity with subsidiaries	—	4,511	—	4,198	(8,709)	—
Financing cash flow	—	9,768	(119)	4,056	(8,709)	4,996
Increase in cash and equivalents	—	2,565	—	(10,958)	—	(8,393)
Balance at beginning of period	—	8,772	—	36,489	—	45,261
Balance at end of period	$—	$11,337	$—	$25,531	$—	$36,868

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Cash Flow (Unaudited)
Nine Months Ended September 30, 2013
(in thousands)

	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-Issuer)	(Co-Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash provided (used) by:
Operating cash flow	$(4,420)	$30,523	$11,469	$54,166	$—	$91,738

Capital expenditures	—	(1,984)	(14,751)	(19,430)	—	(36,165)
Contribution to equity-method investment	—	—	—	(13,102)	—	(13,102)
Net proceeds from sale of long-term assets	1,819	—	7,222	2,710	—	11,751
Investing activity with subsidiaries	—	—	(3,786)	—	3,786	—
Other, net	—	—	—	3,559	—	3,559
Investing cash flow	1,819	(1,984)	(11,315)	(26,263)	3,786	(33,957)

Issuance of long-term debt	—	429,415	—	—	—	429,415
Repayments of long-term debt and capital lease obligations	—	(412,425)	(154)	(67)	—	(412,646)
Borrowings under the ABL Revolver	—	36,590	—	—	—	36,590
Repayments of ABL Revolver	—	(36,590)	—	—	—	(36,590)
Repayments of the Credit Facility Revolver	—	(40,000)	—	—	—	(40,000)
Payments for debt modification and issuance costs	—	(13,810)	—	—	—	(13,810)
Financing activity with subsidiaries	—	3,698	—	88	(3,786)	—
Financing cash flow	—	(33,122)	(154)	21	(3,786)	(37,041)
Increase in cash and equivalents	(2,601)	(4,583)	—	27,924	—	20,740
Balance at beginning of period	2,601	12,704	—	35,721	—	51,026
Balance at end of period	$—	$8,121	$—	$63,645	$—	$71,766